Subsequent Events (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Jan. 05, 2016	Dec. 04, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Feb. 28, 2014	Oct. 12, 2013
Proceeds from convertible promissory note
Debt conversion price per share								$ 0.001	$ 0.001	$ 0.001
Subsequent Event [Member]
Obligation to issue and sell up comon stock					$ 3,000,000
Percentage of sale of common stock under discount of market price					85.00%
Maximum draw down amount allowed			$ 250,000		$ 250,000
Percentage of recent average daily trading volume times the per share purchase price					200.00%
EzPAS Facility with Blackbridge Capital [Member] | Subsequent Event [Member]
Securities purchase agreement		$ 3,000,000
Note issued			105,000		$ 105,000
Blackbridge Capital [Member] | Subsequent Event [Member]
Proceeds from notes payable					3,000,000
Ezpas Facilit [Member] | Subsequent Event [Member]
Convertible note			$ 105,000		$ 105,000
McGee Law Firm [Member] | Subsequent Event [Member]
Percentage of recent average daily trading volume times the per share purchase price	50.00%
Proceeds from convertible promissory note	$ 47,615
Debt instruments maturity date	Oct. 31, 2016
Debt instruments interest rate	12.00%
Debt conversion price per share	$ 0.01